Fair Value Measurements and Hierarchy	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hierarchy

Note 7. Fair Value Measurements and Hierarchy

See Note 2 for a summary of the Company’s policies relating to fair value measurements.

The following table presents the carrying amounts of the Company’s financial instruments at March 31, 2022 and December 31, 2021:

	March 31,	December 31,
(in thousands)	2022	2021
Financial assets:
Cash and restricted cash	$95,534	$115,174
Accounts receivable	24,513	20,007
Other receivables	1,279	1,237
Financial liabilities:
Accounts payable	$12,596	$15,559
Derivative warrant liabilities	3,654	2,193
Earnout liabilities	20,578	60,018

The carrying amounts of cash, accounts receivable, other receivables, and accounts payable approximate fair value because of the short maturity and high liquidity of these instruments.

The following table presents information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis at March 31, 2022:

	Derivative
	Warrant	Earnout
(in thousands)	Liability	Liability
Balance at December 31, 2021	$2,193	$60,018
Change in fair value included in other expense	1,461	(39,440)
Balance at March 31, 2022	$3,654	$20,578

The derivative warrant and earnout liabilities were valued using a Binomial Lattice and Monte-Carlo Simulation Model, respectively, which are considered to be Level 3 fair value measurements. The primary unobservable input utilized in determining the fair value of the warrant and earnouts is the expected volatility of the common stock. A summary of the inputs used in valuing the derivative warrant and earnout liabilities is as follows:

	March 31, 2022			December 31, 2021
	Derivative		Second	Derivative		Second
	Warrant	First Tranche	Tranche	Warrant	First Tranche	Tranche
	Liability	Earnout	Earnout	Liability	Earnout	Earnout
Unit price	$7.13	$7.13	$7.13	$9.75	$9.75	$9.75
Term (in years)	4.62	1.27	1.75	4.87	1.87	2.87
Volatility	36.10%	35.00%	35.00%	12.80%	35.00%	35.00%
Risk-free rate	2.41%	2.38%	2.38%	1.24%	0.94%	0.94%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cost of equity	—	13.20%	13.20%	—	11.14%	11.14%

There were no transfers between fair value measurement levels during the three months ended March 31, 2022 and 2021.

Uncertainty of Fair Value Measurement from Use of Significant Unobservable Inputs

The inputs to estimate the fair value of the Company’s derivative warrant and earnout liabilities were the market price of the Company’s common stock, their remaining expected term, the volatility of the Company’s common stock price and the risk-free interest rate over the expected term. Significant changes in any of those inputs in isolation can result in a significant change in the fair value measurement.

Generally, an increase in the market price of the Company’s shares of common stock, an increase in the volatility of the Company’s shares of common stock, and an increase in the remaining term of the derivative liabilities would each result in a directionally similar change in the estimated fair value of the Company’s derivative liabilities. Such changes would increase the associated liability while decreases in these assumptions would decrease the associated liability. An increase in the risk-free interest rate would result in a decrease in the estimated fair value measurement and thus a decrease in the associated liability. The Company has not, and does not plan to, declare dividends on its common stock and, as such, there is no change in the estimated fair value of the derivative warrant liabilities due to the dividend assumption.

Note 7. Fair Value Measurements and Hierarchy

See Note 2 for a summary of the Company’s policies relating to fair value measurements.

The following table presents the carrying amounts of the Company’s financial instruments at December 31, 2021 and 2020:

(in thousands)	December 31, 2021	December 31, 2020
Financial assets:
Cash and restricted cash	$115,174	$5,998
Accounts receivable	20,007	17,146
Other receivables	1,237	113
Financial liabilities:
Accounts payable	$15,559	$12,643
Derivative warrant liabilities	2,193	—
Earnout liabilities	60,018	—

The carrying amounts of cash, accounts receivable, other receivables, and accounts payable approximate fair value because of the short maturity and high liquidity of these instruments.

The following table presents information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis at December 31, 2021:

(in thousands)	Derivative Warrant Liability	Earnout Liability
Balance at December 31, 2020	$—	$—
Private placement warrant liability acquired as part of the Business Combination	5,879	—
Earnout liability acquired as part of the Business Combination	—	84,909
Decrease in fair value included in other expense	(3,686)	(24,891)
Balance at December 31, 2021	$2,193	$60,018

The derivative warrant and earnout liabilities were valued using a Binomal Lattice and Monte-Carlo Simulation Model, respectively, which are considered to be Level 3 fair value measurements. The primary unobservable input utilized in determining the fair value of the warrant and earnouts is the expected volatility of the common stock. A summary of the inputs used in valuing the derivative warrant and earnout liabilities is as follows:

	December 31, 2021			November 12, 2021 (Initial Measurement)
	Derivative Warrant Liability	First Tranche Earnout	Second Tranche Earnout	Derivative Warrant Liability	First Tranche Earnout	Second Tranche Earnout
Unit price	$9.75	$9.75	$9.75	$10.98	$10.98	$10.98
Term (in years)	4.87	1.87	2.87	5.00	2.00	3.00
Volatility	12.80%	35.00%	35.00%	19.00%	35.00%	35.00%
Risk-free rate	1.24%	0.94%	0.94%	1.24%	0.85%	0.85%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cost of equity	—	11.14%	11.14%	—	10.80%	10.80%

There were no transfers between fair value measurement levels during the years ended December 31, 2021 and 2020. During the year ended December 31, 2020, the Company did not have any Level 3 fair value instruments.

Uncertainty of Fair Value Measurement from Use of Significant Unobservable Inputs

The inputs to estimate the fair value of the Company’s derivative warrant and earnout liabilities were the market price of the Company’s common stock, their remaining expected term, the volatility of the Company’s common stock price and the risk-free interest rate over the expected term. Significant changes in any of those inputs in isolation can result in a significant change in the fair value measurement.

Generally, an increase in the market price of the Company’s shares of common stock, an increase in the volatility of the Company’s shares of common stock, and an increase in the remaining term of the derivative liabilities would each result in a directionally similar change in the estimated fair value of the Company’s derivative liabilities. Such changes would increase the associated liability while decreases in these assumptions would decrease the associated liability. An increase in the risk-free interest rate would result in a decrease in the estimated fair value measurement and thus a decrease in the associated liability. The Company has not, and does not plan to, declare dividends on its common stock and, as such, there is no change in the estimated fair value of the derivative warrant liabilities due to the dividend assumption.